UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |_|; Amendment Number: _______
      This Amendment (Check only one):         |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
Address: 461 Fifth Avenue, 22nd Floor
         New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Weinstein
Title: Executive Vice President
Phone: 212-867-9090

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein        New York, New York               August 13, 2009
------------------------        ------------------               ---------------
       [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $275,774
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None.

SHENKMAN CAPITAL MANAGEMENT, INC.                         13F SECURITIES HOLDINGS                                   As of 6/30/09

                                                                                                                   VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER     -------------------
NAME OF ISSUER          TITLE OF CLASS     CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------          --------------     -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----

ACTUANT CORP            SDCV 2.000%11/1    00508XAB0        365        390,000  PRN        Sole                   390,000

ALLIED WASTE INDS INC   SDCV 4.250% 4/1    019589AD2      2,050      2,100,000  PRN        Sole                 2,100,000

CAL DIVE INTL INC       NOTE 3.250%12/1    127914AB5     15,695     20,550,000  PRN        Sole                20,550,000

CASELLA WASTE SYS INC   CL A               147448104        299        150,000   SH        Sole                   150,000

CHESAPEAKE ENERGY CORP  NOTE 2.250%12/1    165167CB1        269        435,000  PRN        Sole                   435,000

COVANTA HLDG CORP       DBCV 1.000% 2/0    22282EAA0     13,013         15,010  PRN        Sole                    15,010

FLEXTRONICS INTL LTD    NOTE 1.000% 8/0    33938EAL1      3,462      3,663,000  PRN        Sole                 3,663,000

HEALTH CARE REIT INC    NOTE 4.750%12/0    42217KAP1      3,628      3,740,000  PRN        Sole                 3,740,000

HOLOGIC INC             FRNT 2.000%12/1    436440AA9     20,377     28,635,000  PRN        Sole                28,635,000

HRPT PPTYS TR           PFD CONV D         40426W507        643         50,000   SH        Sole                    50,000

ICONIX BRAND GROUP INC  NOTE 1.875% 6/3    451055AB3     13,399     15,490,000  PRN        Sole                15,490,000

INVITROGEN CORP         NOTE 3.250% 6/1    46185RAM2      2,324      2,235,000  PRN        Sole                 2,235,000

L-1 IDENTITY
SOLUTIONS INC           NOTE 3.750% 5/1    50212AAB2      7,524      9,405,000  PRN        Sole                 9,405,000

LIFEPOINT
HOSPITALS INC           NOTE 3.500% 5/1    53219LAH2     12,156     15,050,000  PRN        Sole                15,050,000

MASSEY ENERGY CO        NOTE 3.250% 8/0    576203AJ2     16,709     24,985,000  PRN        Sole                24,985,000

MYLAN INC               NOTE 1.250% 3/1    628530AG2     16,865     19,359,000  PRN        Sole                19,359,000

NASDAQ OMX GROUP INC    NOTE 2.500% 8/1    631103AA6     14,013     16,985,000  PRN        Sole                16,985,000

NEXSTAR BROADCASTING
GROUP I                 CL A               65336K103        206        274,463   SH        Sole                   274,463

NEXTEL
COMMUNICATIONS INC      NOTE 5.250% 1/1    65332VAY9        338        340,000  PRN        Sole                   340,000

NII HLDGS INC           NOTE 3.125% 6/1    62913FAJ1        269        350,000  PRN        Sole                   350,000

OMNICARE INC            DBCV 3.250%12/1    681904AL2     11,041     15,550,000  PRN        Sole                15,550,000

                                                                                                                   VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER     -------------------
NAME OF ISSUER          TITLE OF CLASS     CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------          --------------     -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----

PHARMACEUTICAL RES INC  NOTE 2.875% 9/3    717125AC2      6,745      7,100,000  PRN        Sole                 7,100,000

PIONEER NAT RES CO      NOTE 2.875% 1/1    723787AH0      5,272      6,000,000  PRN        Sole                 6,000,000

QWEST COMMUNICATIONS
INTL IN                 NOTE 3.500%11/1    749121BY4      4,011      4,040,000  PRN        Sole                 4,040,000

SCIENTIFIC GAMES CORP   SDCV 0.750%12/0    80874PAD1     11,720     12,005,000  PRN        Sole                12,005,000

SINCLAIR BROADCAST
GROUP INC               NOTE 3.000% 5/1    829226AW9      6,710      8,000,000  PRN        Sole                 8,000,000

SONIC AUTOMOTIVE INC    NOTE 4.250%11/3    83545GAK8      4,310      5,000,000  PRN        Sole                 5,000,000

STEWART
ENTERPRISES INC         NOTE 3.125% 7/1    860370AH8      8,001     10,085,000  PRN        Sole                10,085,000

TEREX CORP NEW          NOTE 4.000% 6/0    880779AV5        489        500,000  PRN        Sole                   500,000

TEVA PHARMACEUTICAL
FIN LLC                 DBCV 0.250% 2/0    88163VAE9      3,827      3,475,000  PRN        Sole                 3,475,000

TIME WARNER
TELECOM INC             DBCV 2.375% 4/0    887319AC5      5,315      6,385,000  PRN        Sole                 6,385,000

TRINITY INDS INC        NOTE 3.875% 6/0    896522AF6     13,750     25,000,000  PRN        Sole                25,000,000

UNITED AUTO GROUP INC   NOTE 3.500% 4/0    909440AH2     10,560     11,000,000  PRN        Sole                11,000,000

WASTE CONNECTIONS INC   NOTE 3.750% 4/0    941053AG5      9,573      9,300,000  PRN        Sole                 9,300,000

WATSON
PHARMACEUTICALS INC     DBCV 1.750% 3/1    942683AC7     19,136     19,365,000  PRN        Sole                19,365,000

WCA WASTE CORP          COM                92926K103        373         98,630   SH        Sole                    98,630

WESCO INTL INC          NOTE 1.750%11/1    95082PAG0     10,589     12,710,000  PRN        Sole                12,710,000

WYETH                   DBCV 1/1           983024AD2        748        752,000  PRN        Sole                   752,000

                                        TOTAL (x$1,000) 275,774